Employee Benefit Plans (Summary of Components of Net Periodic Pension Cost of Defined Benefit Plan Recognized) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits and Share-based Compensation, Noncash [Abstract]
Service cost	$ 121	$ 62
Interest cost	43	38
Amortization of prior service cost	83	83
Net periodic benefit cost	$ 247	$ 183